UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03193
                                   ---------

                         FRANKLIN TAX-EXEMPT MONEY FUND
                         ------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ----------------------------------------------
            (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:(650) 312-2000
                                                    -------------

Date of fiscal year end: 7/31
                         -----

Date of reporting period: 1/31/07
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                                        JANUARY 31, 2007
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                [PHOTO OMITTED]

--------------------------------------------------------------------------------
        SEMIANNUAL REPORT AND SHAREHOLDER LETTER      TAX-FREE INCOME
--------------------------------------------------------------------------------
                                                      WANT TO RECEIVE
                                                      THIS DOCUMENT
                                                      FASTER VIA EMAIL?
                   FRANKLIN
             TAX-EXEMPT MONEY FUND                    Eligible shareholders can
                                                      sign up for eDelivery at
                                                      franklintempleton.com.
                                                      See inside for details.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

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Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Franklin Tax-Exempt Money Fund ............................................    3

Performance Summary .......................................................    4

Your Fund's Expenses ......................................................    6

Financial Highlights and
Statement of Investments ..................................................    8

Financial Statements ......................................................   14

Notes to Financial Statements .............................................   17

Shareholder Information ...................................................   22

--------------------------------------------------------------------------------


Semiannual Report

Franklin Tax-Exempt Money Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Tax-Exempt Money Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital. 1 The Fund invests at least 80% of its total assets in high-quality, short-term municipal securities free from federal income taxes, including the federal alternative minimum tax, as it seeks to maintain a stable $1.00 share price.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Tax-Exempt Money Fund's semiannual report for the period ended January 31, 2007.

PERFORMANCE OVERVIEW

Short-term interest rates were relatively stable, and money market portfolio yields moved little during the period. Largely as a result, Franklin Tax-Exempt Money Fund's seven-day effective yield rose from 2.87% at the beginning of the period to 2.90% on January 31, 2007.

ECONOMIC AND MARKET OVERVIEW

U.S. economic growth slowed in the third quarter of 2006 and then picked up somewhat in the fourth. Overall, several factors contributed to real growth. An improved labor market and higher personal incomes helped support consumer spending. Although a slowing housing market and moderate profit growth dampened economic expansion, a decline in imports and increases in exports and government spending contributed to growth in the fourth quarter.

Oil prices started the period at historically high levels, which propped up headline, or overall, inflation earlier in the period. However, oil prices fell in the latter part of the period, partly due to ample supply and easing demand, which

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 9.


                                                          Semiannual Report  | 3

PERFORMANCE SUMMARY
SYMBOL: FTMXX
1/31/07

--------------------------------------------------------------------------------
 Seven-day effective yield 1                                               2.90%
--------------------------------------------------------------------------------
 Seven-day annualized yield                                                2.86%
--------------------------------------------------------------------------------
 Taxable equivalent yield 2                                                4.40%
--------------------------------------------------------------------------------

1.    Seven-day effective yield assumes the compounding of daily dividends.

2. Taxable equivalent yield assumes the 2007 maximum regular federal income tax rate of 35.00%.

Annualized and effective yields are for the seven-day period ended 1/31/07. The Fund's average weighted maturity was 31 days. Yields reflect Fund expenses and fluctuations in interest rates on portfolio investments.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

allowed inflation to decline by period-end. Core inflation, which excludes food and energy costs, experienced some upward pressure during the third quarter, but dipped during the fourth quarter. January's headline Consumer Price Index (CPI) reported a 12-month rise of 2.1%, while core CPI increased 2.7%. 2

The Federal Reserve Board (Fed) left the federal funds target rate at 5.25% during the period, citing a slowing economy, widespread cooling in the housing market, the lagging effect of prior tightening and inflation risks. At a January meeting, however, the Fed said there were signs housing was stabilizing and inflation pressures were easing.

The 10-year Treasury note yield declined from 4.99% at the beginning of the period to 4.83% on January 31, 2007. Typically, the intermediate portion of the yield curve generally reflects the markets' expectations of the future direction of inflation. Lower oil prices, in conjunction with relatively stable inflation as well as some concerns about the slowing housing market and its potential effect on the economy, contributed to this decline in interest rates.

INVESTMENT STRATEGY

We invest predominantly in high-quality, short-term municipal securities. Although the Fund tries to invest all of its assets in tax-free securities, it is possible, although not anticipated, that up to 20% of its assets may be in securities that pay taxable interest, including interest that may be subject to federal alternative minimum tax. We maintain a dollar-weighted average portfolio maturity of 90 days or less.

2.    Source: Bureau of Labor Statistics.


4 |  Semiannual Report

MANAGER'S DISCUSSION

The Federal Reserve Board (Fed) left the federal funds target rate unchanged over the period. As a result, the short-term municipal bond market experienced healthy demand for short-term fixed rate securities. The Fed's pause gave investors confidence that the value of their fixed coupon payments would not be eroded by rising inflation in the short term.

The Bond Market Association Municipal Swap Index, a benchmark for variable rate securities, which make up a large portion of Franklin Tax-Exempt Money Fund, averaged a rate of 3.59% for the period under review. 3

During the reporting period, the Fund participated in several new issues including Massachusetts Development Finance Agency tax-exempt commercial paper, New York City Metropolitan Transportation Authority tax-exempt commercial paper, and Greenville Illinois Revenue mandatory put bonds.

Thank you for your continued participation in Franklin Tax-Exempt Money Fund. We look forward to serving your future investment needs.

PORTFOLIO BREAKDOWN
1/31/07

-------------------------------------------------------------
                                                   % OF TOTAL
                                                  INVESTMENTS
-------------------------------------------------------------
 Variable Rate Notes                                 81.6%
-------------------------------------------------------------
 Notes & Bonds                                       14.5%
-------------------------------------------------------------
 Tax-Exempt Commercial Paper                          3.1%
-------------------------------------------------------------
 Put or Option Tender Bonds                           0.8%
-------------------------------------------------------------

3. Source: Thomson Financial. The Bond Market Association Municipal Swap Index is a weekly high-grade market index composed of seven-day tax-exempt variable rate demand notes produced by the Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues based on several specific criteria.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JANUARY 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

                                                          Semiannual Report  | 5

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


6 |  Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
                                             VALUE 8/1/06       VALUE 1/31/07   PERIOD* 8/1/06-1/31/07
------------------------------------------------------------------------------------------------------
Actual                                          $ 1,000          $ 1,014.30             $ 3.76
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000          $ 1,021.48             $ 3.77
------------------------------------------------------------------------------------------------------


* Expenses are equal to the annualized expense ratio of 0.74%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                          Semiannual Report  | 7

Franklin Tax-Exempt Money Fund

FINANCIAL HIGHLIGHTS

                                                ------------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                 JANUARY 31, 2007                       YEAR ENDED JULY 31,
                                                   (UNAUDITED)      2006          2005          2004          2003          2002
                                                ------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........     $    1.00    $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                -----------------------------------------------------------------------------------
Income from investment operations:

 Net investment income ........................         0.014        0.023         0.011         0.002         0.005         0.011

 Net realized gains (losses) ..................            -- b         -- b          --            --            --            --
                                                -----------------------------------------------------------------------------------
Total from investment operations ..............         0.014        0.023         0.011         0.002         0.005         0.011
                                                -----------------------------------------------------------------------------------
Less distributions from net investment income .        (0.014)      (0.023)       (0.011)       (0.002)       (0.005)       (0.011)
                                                -----------------------------------------------------------------------------------
Net asset value, end of period ................     $    1.00    $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                ===================================================================================

Total return a ................................          1.43%        2.36%         1.11%         0.23%         0.53%         1.06%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............     $ 178,684    $ 183,282     $ 165,736     $ 179,372     $ 176,834     $ 163,710

Ratios to average net assets:

 Expenses .....................................          0.74% c      0.74%         0.73%         0.74%         0.76%         0.76%

 Net investment income ........................          2.82% c      2.32%         1.10%         0.24%         0.53%         1.05%

a Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

b     Amount rounds to less than $0.001 per share.

c     Annualized.


8 |  The accompanying notes are an integral part of these financial statements.
  |  Semiannual Report

Franklin Tax-Exempt Money Fund

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS 101.2%
  MUNICIPAL BONDS 101.2%
  ARIZONA 2.8%
a Apache County IDA, IDR, Tucson Electric Power Co. Project, Springerville Project, Series C,
   Weekly VRDN and Put, 3.50%, 12/15/18 .........................................................   $  1,000,000       $ 1,000,000
a Arizona Health Facilities Authority Hospital System Revenue, Series B, MBIA Insured,
   Weekly VRDN and Put, 3.61%, 10/01/26 .........................................................      1,500,000         1,500,000
a Nanotechnology Research LLC Lease Revenue, Arizona State University Project, Series A,
   MBIA Insured, Weekly VRDN and Put, 3.50%, 3/01/34 ............................................      1,000,000         1,000,000
  Phoenix Civic Improvement Corp. Excise Tax Revenue, Sub Series B, MBIA Insured, 4.50%,
    7/01/07 .....................................................................................      1,520,000         1,525,161
                                                                                                                       -----------
                                                                                                                         5,025,161
                                                                                                                       -----------
  CALIFORNIA 1.7%
  Clark County Highway Revenue, TECP, 3.60%, 3/08/07 ............................................      3,000,000         3,000,000
                                                                                                                       -----------
  COLORADO 7.2%
a Colorado Springs Utilities Revenue, sub. lien, Series A, Weekly VRDN and Put, 3.60%,
   11/01/29 .....................................................................................      5,000,000         5,000,000
a Denver City and County COP,
     Refunding, AMBAC Insured, Weekly VRDN and Put, 3.49%, 12/01/29 .............................      4,000,000         4,000,000
     Wellington E. Webb, Refunding, Series C3, AMBAC Insured, Weekly VRDN and Put, 3.50%,
      12/01/29 ..................................................................................      3,000,000         3,000,000
a University of Colorado COP, Series A, Weekly VRDN and Put, 3.51%, 7/01/18 .....................        875,000           875,000
                                                                                                                       -----------
                                                                                                                        12,875,000
                                                                                                                       -----------
  FLORIDA 3.5%
a Florida Higher Education Facilities Financing Authority Revenue, St. Thomas University Project,
   Daily VRDN and Put, 3.72%, 1/01/19 ...........................................................      1,595,000         1,595,000
a Martin County IDA, IDR, YMCA Treasure Coast Project, Weekly VRDN and Put, 3.51%,
   10/01/16 .....................................................................................      1,200,000         1,200,000
a Orange County School Board COP, Series B,
     AMBAC Insured, Daily VRDN and Put, 3.70%, 8/01/25 ..........................................        700,000           700,000
     MBIA Insured, Daily VRDN and Put, 3.70%, 8/01/27 ...........................................      1,235,000         1,235,000
a Orlando and Orange County Expressway Authority Expressway Revenue, Refunding, Series C1,
   FSA Insured, Weekly VRDN and Put, 3.55%, 7/01/25 .............................................      1,500,000         1,500,000
                                                                                                                       -----------
                                                                                                                         6,230,000
                                                                                                                       -----------
  GEORGIA 10.5%
a Atlanta Downtown Development Authority Revenue, Underground Atlanta Project, Refunding,
   AMBAC Insured, Weekly VRDN and Put, 3.60%, 10/01/16 ..........................................        705,000           705,000
a Atlanta Water and Wastewater Revenue, Series C, FSA Insured, Daily VRDN and Put, 3.70%,
   11/01/41 .....................................................................................      1,250,000         1,250,000
a Fulco Hospital Authority Revenue, Anticipation Certificates, Shepherd Center Inc. Project,
   Refunding, Weekly VRDN and Put, 3.52%, 9/01/17 ...............................................      1,000,000         1,000,000
a Gainesville RDA Educational Facilities Revenue, Riverside Military Project, Weekly VRDN and
   Put, 3.62%, 12/01/25 .........................................................................      4,600,000         4,600,000
a Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series B, Weekly VRDN and
   Put, 3.50%, 7/01/25 ..........................................................................      8,000,000         8,000,000
a Roswell Housing Authority MFR, Azalea Park Apartments, Refunding, FNMA Insured,
   Weekly VRDN and Put, 3.53%, 6/15/25 ..........................................................      3,200,000         3,200,000
                                                                                                                       -----------
                                                                                                                        18,755,000
                                                                                                                       -----------


                                                          Semiannual Report  | 9

Franklin Tax-Exempt Money Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  HAWAII 1.1%
a Hawaii State Department of Budget and Finance Special Purpose Revenue, Adventist Health
   System West, Weekly VRDN and Put, 3.50%, 3/01/08 .............................................   $  1,900,000       $ 1,900,000
                                                                                                                       -----------
  ILLINOIS 3.3%
  Greenville Revenue, Greenville College Project, Mandatory Put 11/01/07, Refunding, 3.70%,
   11/01/36 .....................................................................................      1,500,000         1,500,000
a Illinois State Toll Highway Authority Toll Highway Priority Revenue, Refunding, Series B,
   MBIA Insured, Weekly VRDN and Put, 3.50%, 1/01/10 ............................................      4,440,000         4,440,000
                                                                                                                       -----------
                                                                                                                         5,940,000
                                                                                                                       -----------
  INDIANA 2.2%
b Indiana Bond Bank Revenue, Advanced Funding Program Notes, Series A, 4.25%, 1/31/08 ...........      4,000,000         4,023,120
                                                                                                                       -----------
  KENTUCKY 2.0%
a Kentucky Development Finance Authority Revenue, Pooled Loan Program, Series A,
   FGIC Insured, Weekly VRDN and Put, 3.63%, 12/01/15 ...........................................      3,600,000         3,600,000
                                                                                                                       -----------
  LOUISIANA 1.5%
a Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project,
   First Stage, ACES, Refunding, Daily VRDN and Put, 3.70%, 9/01/17 .............................      2,600,000         2,600,000
                                                                                                                       -----------
  MARYLAND 1.2%
a Community Development Administration MF Development Revenue, Avalon Ridge Apartments
   Project, Refunding, FNMA Insured, Weekly VRDN and Put, 3.45%, 6/15/26 ........................      2,100,000         2,100,000
                                                                                                                       -----------
  MASSACHUSETTS 13.0%
a Massachusetts Bay Transportation Authority GO, General Transportation System, Weekly VRDN
   and Put, 3.45%, 3/01/30 ......................................................................      4,600,000         4,600,000
  Massachusetts State Development Finance Agency Revenue, TECP, 3.53%, 2/08/07 ..................      2,611,000         2,611,000
a Massachusetts State GO, Refunding, Series B, Weekly VRDN and Put, 3.58%, 9/01/16 ..............      7,700,000         7,700,000
a Massachusetts State Health and Educational Facilities Authority Revenue, Capital Assets
   Program, Series D, MBIA Insured, Daily VRDN and Put, 3.65%, 1/01/35 ..........................      4,180,000         4,180,000
a Massachusetts State Water Resource Authority Revenue, Multi-Modal, Refunding, Sub Series D,
   Daily VRDN and Put, 3.70%, 8/01/17 ...........................................................      4,150,000         4,150,000
                                                                                                                       -----------
                                                                                                                        23,241,000
                                                                                                                       -----------
  MICHIGAN 5.8%
  Detroit GO, Refunding, Series A, FSA Insured, 5.00%, 4/01/07 ..................................      1,910,000         1,914,496
a Detroit Sewage Disposal Revenue, senior lien, Series B, FSA Insured, Daily VRDN and Put,
   3.70%, 7/01/33 ...............................................................................      2,675,000         2,675,000
a Grand Valley State University Revenue, General, Refunding, XLCA Insured, Weekly VRDN and
   Put, 3.62%, 12/01/25 .........................................................................      2,900,000         2,900,000
a Michigan State Revenue, Grant Anticipation Notes, Series B, FSA Insured, Weekly VRDN and
   Put, 3.50%, 9/15/09 ..........................................................................        200,000           200,000
a Michigan State University Revenues,
     General, Refunding, Series B, Weekly VRDN and Put, 3.47%, 2/15/26 ..........................      2,000,000         2,000,000
     Series A, Daily VRDN and Put, 3.70%, 8/15/32 ...............................................        700,000           700,000
                                                                                                                       -----------
                                                                                                                        10,389,496
                                                                                                                       -----------

10 |  Semiannual Report

Franklin Tax-Exempt Money Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MINNESOTA 2.6%
a Brown County Purchase Revenue, Martin Luther College Project, Weekly VRDN and Put, 3.56%,
   9/01/24 .......................................................................................   $  1,400,000      $ 1,400,000
a Minneapolis MFR, Seven Corners Apartments Project, Weekly VRDN and Put, 3.56%,
   11/01/31 ......................................................................................        250,000          250,000
a Minneapolis Revenue, Adjusted Guthrie Theater Project, Series A, Weekly VRDN and Put,
   3.46%, 10/01/23 ...............................................................................      3,000,000        3,000,000
                                                                                                                       -----------
                                                                                                                         4,650,000
                                                                                                                       -----------
  MISSISSIPPI 2.2%
  De Soto County School District GO, FGIC Insured, 4.00%, 5/01/07 ................................      4,000,000        4,004,059
                                                                                                                       -----------
  MISSOURI 3.4%
a Missouri State Health and Educational Facilities Authority Health Facilities Revenue, SSM Health
   Care Corp., Refunding, Series C-1, FSA Insured, Daily VRDN and Put, 3.70%, 6/01/19 ............        800,000          800,000
  St. Louis General Fund Revenue, TRAN, 4.50%, 6/29/07 ...........................................      5,305,000        5,320,550
                                                                                                                       -----------
                                                                                                                         6,120,550
                                                                                                                       -----------
  NEVADA 2.3%
a Las Vegas Valley Water District GO, Water Improvement, Series C, Daily VRDN and Put, 3.70%,
   6/01/36 .......................................................................................      4,100,000        4,100,000
                                                                                                                       -----------
  NEW HAMPSHIRE 1.7%
a New Hampshire Higher Educational and Health Facilities Authority Revenue, VHA New England
   Inc., Series G, AMBAC Insured, Weekly VRDN and Put, 3.50%, 12/01/25 ...........................      3,025,000        3,025,000
                                                                                                                       -----------
  NEW JERSEY 5.6%
a New Jersey EDA School Revenue, Facilities, Construction, Sub Series R-1, Daily VRDN and Put,
   3.63%, 9/01/31 ................................................................................      4,000,000        4,000,000
a New Jersey Sports and Exposition Revenue, Series C, MBIA Insured, Weekly VRDN and Put,
   3.52%, 9/01/24 ................................................................................      2,500,000        2,500,000
a New Jersey State Turnpike Authority Turnpike Revenue,
     Refunding, Series D, FGIC Insured, Weekly VRDN and Put, 3.45%, 1/01/18 ......................      1,000,000        1,000,000
     Series C-2, FSA Insured, Weekly VRDN and Put, 3.45%, 1/01/24 ................................      2,500,000        2,500,000
                                                                                                                       -----------
                                                                                                                        10,000,000
                                                                                                                       -----------
  NEW MEXICO 4.1%
a Albuquerque Gross Receipts Lodgers Tax Revenue, Weekly VRDN and Put, 3.52%, 7/01/23 ............        300,000          300,000
a Farmington PCR, Arizona Public Service Co.,
     Refunding, Series B, Daily VRDN and Put, 3.70%, 9/01/24 .....................................      2,600,000        2,600,000
     Series A, Daily VRDN and Put, 3.73%, 5/01/24 ................................................      4,400,000        4,400,000
                                                                                                                       -----------
                                                                                                                         7,300,000
                                                                                                                       -----------
  NORTH CAROLINA 3.0%
  Henderson County COP, Series A, AMBAC Insured, 5.00%, 6/01/07 ..................................      1,250,000        1,255,103
a North Carolina State GO, Public Improvement, Series D, Weekly VRDN and Put, 3.50%,
   5/01/21 .......................................................................................      4,135,000        4,135,000
                                                                                                                       -----------
                                                                                                                         5,390,103
                                                                                                                       -----------


                                                         Semiannual Report  | 11

Franklin Tax-Exempt Money Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  OHIO 1.7%
a Ohio State Water Development Authority Pollution Control Facilities Revenue, First Energy
   General Corp., Refunding, Series A, Daily VRDN and Put, 3.72%, 5/15/19 .....................   $  3,000,000       $   3,000,000
                                                                                                                     --------------
  PENNSYLVANIA 11.8%
  Allegheny County Port Authority Revenue, Grant Anticipation Notes, 4.50%, 6/29/07 ...........      3,200,000           3,208,868
a Delaware Valley Regional Finance Authority Local Government Revenue,
    Series A, Weekly VRDN and Put, 3.52%, 12/01/20 ............................................      2,150,000           2,150,000
    Series C, Weekly VRDN and Put, 3.52%, 12/01/20 ............................................        700,000             700,000
    Series D, Weekly VRDN and Put, 3.52%, 12/01/20 ............................................      3,100,000           3,100,000
a Emmaus General Authority Revenue,
    Local Government, Series F-19, Weekly VRDN and Put, 3.53%, 3/01/24 ........................      1,050,000           1,050,000
    Sub Series G-19, Weekly VRDN and Put, 3.53%, 3/01/24 ......................................      1,600,000           1,600,000
a Lehigh County General Purpose Authority Revenues, St. Lukes Hospital Project, Daily VRDN
   and Put, 3.68%, 7/01/31 ....................................................................      1,400,000           1,400,000
  Philadelphia School District GO, TRAN, Series A, 4.50%, 6/29/07 .............................      5,000,000           5,014,056
a Upper Dauphin IDAR, United Church Christ Homes, Weekly VRDN and Put, 3.63%,
   12/01/26 ...................................................................................      2,900,000           2,900,000
                                                                                                                     --------------
                                                                                                                        21,122,924
                                                                                                                     --------------
  TENNESSEE 3.4%
a Blount County PBA Revenue, Local Public Improvement, Series D-1-A, AMBAC Insured,
   Daily VRDN and Put, 3.71%, 6/01/30 .........................................................      2,000,000           2,000,000
a Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN and
   Put, 3.73%, 11/01/35 .......................................................................      1,700,000           1,700,000
a Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool,
    Daily VRDN and Put, 3.73%, 4/01/32 ........................................................        800,000             800,000
    Weekly VRDN and Put, 3.61%, 11/01/27 ......................................................      1,600,000           1,600,000
                                                                                                                     --------------
                                                                                                                         6,100,000
                                                                                                                     --------------
  TEXAS 2.2%
a Bexar County HFA, MFR, Altamonte Apartments Project, Refunding, FNMA Insured,
   Weekly VRDN and Put, 3.49%, 9/15/26 ........................................................      3,900,000           3,900,000
                                                                                                                     --------------
  WASHINGTON 1.4%
a Snohomish County PUD No. 001 Generation System Revenue, Refunding, Series A-1,
   FSA Insured, Weekly VRDN and Put, 3.50%, 12/01/19 ..........................................      2,470,000           2,470,000
                                                                                                                     --------------
  TOTAL INVESTMENTS (COST $180,861,413) 101.2% ................................................                        180,861,413
  OTHER ASSETS, LESS LIABILITIES (1.2)% .......................................................                         (2,177,101)
                                                                                                                     --------------
  NET ASSETS 100.0% ...........................................................................                      $ 178,684,312
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 13.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.

b See Note 1(b) regarding securities purchased on a when-issued or delayed delivery basis.


12 |  The accompanying notes are an integral part of these financial statements.
   |  Semiannual Report

Franklin Tax-Exempt Money Fund

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

ACES  - Adjustable Convertible Exempt Security
AMBAC - American Municipal Bond Assurance Corp.
COP   - Certificate of Participation
EDA   - Economic Development Authority
FGIC  - Financial Guaranty Insurance Co.
FNMA  - Federal National Mortgage Association
FSA   - Financial Security Assurance Inc.
GO    - General Obligation
HFA   - Housing Finance Authority/Agency
IDA   - Industrial Development Authority/Agency
IDAR  - Industrial Development Authority Revenue
IDR   - Industrial Development Revenue
MBIA  - Municipal Bond Investors Assurance Corp.
MF    - Multi-Family
MFR   - Multi-Family Revenue
PBA   - Public Building Authority
PCR   - Pollution Control Revenue
PUD   - Public Utility District
RDA   - Redevelopment Agency/Authority
TECP  - Tax-Exempt Commercial Paper
TRAN  - Tax and Revenue Anticipation Note
VHA   - Volunteer Hospital of America
XLCA  - XL Capital Assurance

                                                         Semiannual Report  |
The accompanying notes are an integral part of these financial statements.  | 13

Franklin Tax-Exempt Money Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2007 (unaudited)

Assets:
 Investments in securities, at cost and value .................   $ 180,861,413
 Cash .........................................................          93,367
 Receivables:
  Capital shares sold .........................................       1,118,007
  Interest ....................................................       1,036,749
                                                                  --------------
        Total assets ..........................................     183,109,536
                                                                  --------------
Liabilities:
 Payables:
  Investment securities purchased .............................       4,023,120
  Capital shares redeemed .....................................         293,925
  Affiliates ..................................................          94,795
  Distributions to shareholders ...............................           9,073
 Accrued expenses and other liabilities .......................           4,311
                                                                  --------------
        Total liabilities .....................................       4,425,224
                                                                  --------------
          Net assets, at value ................................   $ 178,684,312
                                                                  ==============
Net assets consist of:
 Paid-in capital ..............................................   $ 178,749,620
 Accumulated net realized gain (loss) .........................         (65,308)
                                                                  --------------
          Net assets, at value ................................   $ 178,684,312
                                                                  ==============
Shares outstanding ............................................     178,746,627
                                                                  ==============
Net asset value per share a ...................................   $        1.00
                                                                  ==============


a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.


14 |  The accompanying notes are an integral part of these financial statements.
   |  Semiannual Report

Franklin Tax-Exempt Money Fund

STATEMENT OF OPERATIONS
for the six months ended January 31, 2007 (unaudited)

Investment income:
 Interest .....................................................   $   3,147,640
                                                                  --------------
Expenses:
 Management fees (Note 3a) ....................................         505,504
 Transfer agent fees (Note 3d) ................................          78,300
 Custodian fees ...............................................           1,461
 Reports to shareholders ......................................          14,980
 Registration and filing fees .................................          27,683
 Professional fees ............................................           9,913
 Directors' fees and expenses .................................           3,346
 Other ........................................................          11,193
                                                                  --------------
        Total expenses ........................................         652,380
                                                                  --------------
         Net investment income ................................       2,495,260
                                                                  --------------
Net realized gain (loss) from investments .....................            (393)
                                                                  --------------
Net increase (decrease) in net assets resulting from operations   $   2,494,867
                                                                  ==============


                                                         Semiannual Report  |
The accompanying notes are an integral part of these financial statements.  | 15

Franklin Tax-Exempt Money Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             -----------------------------------
                                                                                              SIX MONTHS ENDED
                                                                                              JANUARY 31, 2007      YEAR ENDED
                                                                                                 (UNAUDITED)      JULY 31, 2006
                                                                                             -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................................................................     $   2,495,260     $   4,130,835
  Net realized gain (loss) from investments ...............................................              (393)          (11,576)
                                                                                                --------------------------------
        Net increase (decrease) in net assets resulting from operations ...................         2,494,867         4,119,259
                                                                                                --------------------------------
 Distribution to shareholders from net investment income ..................................        (2,489,931)       (4,186,510)
 Capital share transactions (Note 2) ......................................................        (4,602,767)       17,613,743
                                                                                                --------------------------------
        Net increase (decrease) in net assets .............................................        (4,597,831)       17,546,492
                                                                                                --------------------------------
Net assets (there is no undistributed net investment income at beginning or end of period):
 Beginning of period ......................................................................       183,282,143       165,735,651
                                                                                                --------------------------------
 End of period ............................................................................     $ 178,684,312     $ 183,282,143
                                                                                                ================================

16 |  The accompanying notes are an integral part of these financial statements.
   |  Semiannual Report

Franklin Tax-Exempt Money Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Exempt Money Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Fund's Board of Directors.

B. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its income and net realized gains.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily and distributed monthly. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


                                                         Semiannual Report  | 17

Franklin Tax-Exempt Money Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. CAPITAL STOCK

At January 31, 2007, there were 5 billion shares authorized (no par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                ----------------------------------
                                                 SIX MONTHS ENDED     YEAR ENDED
                                                 JANUARY 31, 2007   JULY 31, 2006
                                                ----------------------------------
Shares sold ..................................    $  90,592,312     $ 237,499,007
Shares issued in reinvestment of distributions        2,486,781         4,180,533
Shares redeemed ..............................      (97,681,860)     (224,065,797)
                                                  --------------------------------
Net increase (decrease) ......................    $  (4,602,767)    $  17,613,743
                                                  ================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and directors of the Fund are also officers and/or directors of the following subsidiaries:

----------------------------------------------------------------------------------------
SUBSIDIARY                                                        AFFILIATION
----------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                Investment manager
Franklin Templeton Services, LLC (FT Services)                    Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)              Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)     Transfer agent


18 |  Semiannual Report

Franklin Tax-Exempt Money Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

-----------------------------------------------------------------------------
   ANNUALIZED FEE RATE   NET ASSETS
-----------------------------------------------------------------------------
          0.625%         Up to and including $100 million
          0.500%         Over $100 million, up to and including $250 million
          0.450%         Over $250 million, up to and including $10 billion
          0.440%         Over $10 billion, up to and including $12.5 billion
          0.420%         Over $12.5 billion, up to and including $15 billion
          0.400%         Over $15 billion, up to and including $17.5 billion
          0.380%         Over $17.5 billion, up to and including $20 billion
          0.360%         In excess of $20 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Contingent deferred sales charges retained .............  $ 5,969

D. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $78,300, of which $52,859 was retained by Investor Services.

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At July 31, 2006, the capital loss carryforwards were as follows:

Capital loss carryovers expiring in:

 2008 .................................................   $ 8,419
 2009 .................................................    26,572
 2012 .................................................    17,134
 2013 .................................................       932
 2014 .................................................       282
                                                          -------
                                                          $53,339
                                                          =======


                                                         Semiannual Report  | 19

Franklin Tax-Exempt Money Fund

4. INCOME TAXES (CONTINUED)

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At July 31, 2006, the Fund deferred realized capital losses of $11,576.

At January 31, 2007, the cost of investments for book and income tax purposes was the same.

5. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006. The Fund did not participate in that Settlement.

The plan of distribution for the market timing settlement is currently under review by the SEC staff. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC's approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


20 |  Semiannual Report

Franklin Tax-Exempt Money Fund

6. NEW ACCOUNTING PRONOUNCEMENT

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                         Semiannual Report  | 21

Franklin Tax-Exempt Money Fund

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


22 |  Semiannual Report

                       This page intentionally left blank.

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Blue Chip Fund 1
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

RETIREMENT TARGET FUNDS

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
 Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity
 U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama                           Michigan 7
Arizona                           Minnesota 7
California 8                      Missouri
Colorado                          New Jersey
Connecticut                       New York 8
Florida 8                         North Carolina
Georgia                           Ohio 7
Kentucky                          Oregon
Louisiana                         Pennsylvania
Maryland                          Tennessee
Massachusetts 7                   Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products
  Trust 9

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7.    Portfolio of insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


01/07                                          Not part of the semiannual report

     [LOGO](R)
FRANKLIN TEMPLETON                             One Franklin Parkway
    INVESTMENTS                                San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN TAX-EXEMPT MONEY FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to and from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


114 S2007 03/07

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-EXEMPT MONEY FUND

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 29, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    March 29, 2007